CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock	Deficit Accumulated During Development Stage	Total
Beginning Balance, Amount at Jun. 04, 2013	$ 0	$ 0	$ 0
Beginning Balances, Shares at Jun. 04, 2013	0
Common stock issued for cash at $0.001 per share, June 30, 2013, Shares	12,400,000
Common stock issued for cash at $0.001 per share, June 30, 2013, Amount	12,400		12,400
Common stock Issued for cash at $1.00 per share, July 11 through August 8, 2013, Shares	707,000
Common stock Issued for cash at $1.00 per share, July 11 through August 8, 2013, Amount	707,000		707,000
Recapitalization on August 14, 2013, Shares	9,724,000
Recapitalization on August 14, 2013, Amount	(10,663)		(10,663)
Purchase and cancellation of shares of common stock on August 14, 2013, Shares	(8,000,000)
Purchase and cancellation of shares of common stock on August 14, 2013, Amount	(100,000)		(100,000)
Common stock issued for cash at $1.00 per share, August 14 through September 19, 2013, Shares	266,000
Common stock issued for cash at $1.00 per share, August 14 through September 19, 2013, Amount	266,000		266,000
Common stock issued for services December 9, 2013	40,000
Common stock issued for services December 9, 2013	40,000		40,000
Discount on convertible notes - as restated	19,342		19,342
Loss on sale of mapping business to related party	(452)		(452)
Net loss for the year ended December 31, 2013		(710,962)	(710,962)
Ending Balance, Amount - as restated at Dec. 31, 2013	$ 933,627	$ (710,962)	$ 222,665
Ending Balance, Shares - as restated at Dec. 31, 2013	15,137,200